Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed unaudited Statement of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Changes in operating assets and liabilities:
Net cash provided by operating activities	¥ 79,949	$ 12,544	¥ 117,536	¥ 54,366
Cash flow from financing activities
Proceeds from related parties	(73,571)	(11,545)	(45,726)	4,606
Effect of exchange	0	445	(1)	0
Net cash provided by(used in) financing activities	(38,445)	(6,033)	(71,726)	(2,344)
At beginning of period/year	113,423
At end of period/year	250,608	39,326	113,423
Parent Company [Member]
Cash flow from operating activities
Net income	89,213	14,000	19,610	11,363
Adjustment to reconcile net income (loss) to net cash from operating activities:
Equity in earnings of subsidiaries	(89,213)	(14,000)	(19,610)	(11,366)
Foreign exchange gain	0	0	0	0
Changes in operating assets and liabilities:
Other current assets	0	0	0	0
Other current liabilities	0	0		(12)
Net cash provided by operating activities	0	0		(15)
Cash flow from financing activities
Payments to related parties	0	0
Proceeds from related parties	0	0	(3)
Effect of exchange	0	0	0	0
Net cash provided by(used in) financing activities	0	0	(3)
Net increase(decrease) in cash	0	0	(3)	(15)
At beginning of period/year	0	0	3
At end of period/year	¥ 0	$ 0	¥ 0	¥ 3